UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C.V. Starr & Co., Inc.

Address:   399 Park Avenue
           17th Floor
           New York, NY 10022


Form 13F File Number: 28-14416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas A. Bryan
Title:  Secretary
Phone:  646-227-6677

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas A. Bryan                New York, NY                       2/28/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-00926         Rockefeller & Co.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $       11,239
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
EL PASO PIPELINE PARTNERS LP COM UNIT LPI   283702108    1,479   40,000 SH       SOLE                40,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM            293792107    2,003   40,000 SH       SOLE                40,000      0    0
KINDER MORGAN ENERGY PRTNRS  UT LTD PARTNER 494550106    1,995   25,000 SH       SOLE                25,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN 570759100    2,040   40,000 SH       SOLE                40,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN 726503105    2,262   50,000 SH       SOLE                50,000      0    0
WILLIAMS PARTNERS LP         UNIT LTD PARTN 96950F104    1,460   30,000 SH       SOLE                30,000      0    0


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